Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure
2016	$ 28,333
2017	28,333
2018	28,333
2019	278,334
2020	120,000
2021 and thereafter	205,000
Total long term debt	$ 688,333	$ 575,000